Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Share Capital CNY (¥) shares	Share Capital USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income (loss) CNY (¥)	Accumulated Other Comprehensive Income (loss) USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)	CNY (¥)	USD ($)
Balance at Jun. 30, 2019	¥ 600		¥ 224,702		¥ 19,824		¥ 155,266		¥ 11		¥ 3,173		¥ 403,576
Balance (in Shares) at Jun. 30, 2019 | shares	90,472,014	90,472,014
Net income (loss)							(32,903)				(648)		(33,551)
Provision for statutory reserves					2,049		(2,049)
Other comprehensive income (Loss): foreign currency translation adjustments									456				456
Balance at Jun. 30, 2020	¥ 600		224,702		21,873		120,314		467		2,525		370,481
Balance (in Shares) at Jun. 30, 2020 | shares	90,472,014	90,472,014
Net income (loss)							(46,370)				304		(46,066)
Provision for statutory reserves					1,238		(1,238)
Cancellation of Baoying			(8)		(8)		8						(8)
Disposal of Zhonghui											(2,829)		(2,829)
Other comprehensive income (Loss): foreign currency translation adjustments									(1,277)				(1,277)
Balance at Jun. 30, 2021	¥ 600		224,694		23,103		72,714		(810)				320,301
Balance (in Shares) at Jun. 30, 2021 | shares	90,472,014	90,472,014
Net income (loss)							(60,667)						(60,667)	$ (9,057)
Provision for statutory reserves					211		(211)
Other comprehensive income (Loss): foreign currency translation adjustments									417				417
Balance at Jun. 30, 2022	¥ 600		¥ 224,694		¥ 23,314		¥ 11,836		¥ (393)				¥ 260,051	38,825
Balance (in Shares) at Jun. 30, 2022 | shares	90,472,014	90,472,014
Balance as of June 30, 2022 in US$ (in Dollars) | $		$ 90		$ 33,546		$ 3,481		$ 1,767		$ (59)				$ 38,825
Balance as of June 30, 2022 in US$ (in Shares) | shares	90,472,014	90,472,014